Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Computation Of Basic And Diluted Net Earnings Per Share	Computation of basic and diluted net earnings per share:

	Year ended December 31, 2017			Year ended December 31, 2016			Year ended December 31, 2015
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$239,109	42,750	$5.59	$236,909	42,742	$5.54	$202,509	42,711	$4.74

Effect of dilutive securities:
Employee stock options	—	3		—	10		—	22
Diluted net earnings	$239,109	42,753	$5.59	$236,909	42,752	$5.54	$202,509	42,733	$4.74

(*) In thousands
Compensation Expenses Before Tax	The Company recorded an amount of approximately $28,254, $32,065 and $25,893 in the years ended December 31, 2017, 2016 and 2015, respectively, as compensation costs related to the phantom bonus units granted under the Plan, as follows:

	Year ended December 31,
	2017	2016	2015
Cost of revenues	$10,199	$10,056	$5,859
General and administration expenses	13,948	18,024	17,864
Marketing and selling	4,107	3,985	2,170
	$28,254	$32,065	$25,893